Lease Liabilities - Schedule of Amount Recognized in Profit or Loss (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Schedule of Lease Liabilities at the End of the Reporting Period [Line Items]
Depreciation of right-of-use asset	$ 242,901	$ 154,080
Interest expense on lease liabilities	21,836	11,859
- Expense relating to short-term leases	71,877	$ 47,688
Lease liabilities [Member]
Schedule of Lease Liabilities at the End of the Reporting Period [Line Items]
Depreciation of right-of-use asset	242,901		$ 405,866
Interest expense on lease liabilities	21,836		32,750
Lease expense not capitalised in lease liabilities:
- Expense relating to short-term leases	71,877		112,726
Total amount recognised in profit or loss	$ 336,614		$ 551,342